General and administrative expense and Termination benefits (Tables)	12 Months Ended
Dec. 31, 2024
General and administrative expenses [Abstract]
Schedule of general and administrative expense
General and administrative expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2022	2023	2024
Staff Costs	60,845	45,147	41,107
Occupancy Costs	2,500	2,099	1,359
Professional fees	11,952	11,278	10,206
Travel and entertainment	3,458	2,172	2,290
Office and related expenses	8,905	6,020	4,576
Bank fees & payment costs	778	650	736
Bad debt expense	6,211	212	989
Tax expense / (reversal)	11,214	(8,018)	(2,921)
Provisions for liabilities and other charges	195	1,745	300
Depreciation and amortization	11,464	9,806	8,160
Other general and administrative expense	4,689	3,314	3,124
General and administrative expense	122,211	74,425	69,926

Schedule of tax expense / (reversal), refers to tax expense / (reversal) other than income tax
Tax expense / (reversal), refers to tax expense / (reversal) other than income tax and is comprised of the following:

	As of December 31,
In thousands of USD	2022	2023	2024
Withholding taxes	4,952	(6,398)	(4,624)
VAT	3,020	(2,999)	(1,446)
Other taxes	3,242	1,378	3,149
Total	11,214	(8,018)	(2,921)